UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012






[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA WORLD GROWTH FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48051-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
August 31, 2012 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (99.3%)

             CONSUMER DISCRETIONARY (15.9%)
             ------------------------------
             ADVERTISING (2.7%)
   184,710   Omnicom Group, Inc.                                           $    9,488
   687,721   WPP plc                                                            8,900
                                                                           ----------
                                                                               18,388
                                                                           ----------
             APPAREL RETAIL (1.2%)
    75,670   Hennes & Mauritz AB "B"                                            2,738
   139,350   Urban Outfitters, Inc.*                                            5,231
                                                                           ----------
                                                                                7,969
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.4%)
   114,897   Burberry Group plc                                                 2,468
   127,680   Compagnie Financiere Richemont S.A.                                7,830
    78,466   LVMH Moet Hennessy - Louis Vuitton S.A.                           12,811
                                                                           ----------
                                                                               23,109
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.7%)
   149,170   Delphi Automotive plc*                                             4,518
                                                                           ----------
             CASINOS & GAMING (0.6%)
   852,556   William Hill plc                                                   4,065
                                                                           ----------
             FOOTWEAR (0.5%)
    30,890   NIKE, Inc. "B"                                                     3,008
                                                                           ----------
             GENERAL MERCHANDISE STORES (1.1%)
   116,360   Target Corp.                                                       7,458
                                                                           ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    29,750   Harley-Davidson, Inc.                                              1,248
                                                                           ----------
             MOVIES & ENTERTAINMENT (3.3%)
    60,300   Viacom, Inc. "B"                                                   3,016
   390,600   Walt Disney Co.                                                   19,323
                                                                           ----------
                                                                               22,339
                                                                           ----------
             RESTAURANTS (1.6%)
   752,850   Compass Group plc                                                  8,476
    26,790   McDonald's Corp.                                                   2,397
                                                                           ----------
                                                                               10,873
                                                                           ----------
             SPECIALTY STORES (0.6%)
   151,480   Sally Beauty Holdings, Inc.*                                       4,166
                                                                           ----------
             Total Consumer Discretionary                                     107,141
                                                                           ----------
             CONSUMER STAPLES (20.4%)
             ------------------------
             BREWERS (3.4%)
    61,560   Carlsberg A.S.                                                     5,331
   315,690   Heineken N.V.                                                     17,501
                                                                           ----------
                                                                               22,832
                                                                           ----------

================================================================================

1  | USAA World Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (3.9%)
   644,717   Diageo plc                                                    $   17,659
    79,328   Pernod Ricard S.A.                                                 8,548
                                                                           ----------
                                                                               26,207
                                                                           ----------
             DRUG RETAIL (1.2%)
   234,790   Walgreen Co.                                                       8,396
                                                                           ----------
             FOOD RETAIL (0.9%)
    29,800   Lawson, Inc.                                                       2,284
   677,357   Tesco plc                                                          3,620
                                                                           ----------
                                                                                5,904
                                                                           ----------
             HOUSEHOLD PRODUCTS (4.4%)
    94,550   Colgate-Palmolive Co.                                             10,051
    49,305   Procter & Gamble Co.                                               3,313
   293,253   Reckitt Benckiser Group plc                                       16,577
                                                                           ----------
                                                                               29,941
                                                                           ----------
             PACKAGED FOODS & MEAT (5.4%)
   185,335   DANONE S.A.                                                       11,551
    45,927   J.M. Smucker Co.                                                   3,902
   336,112   Nestle S.A.                                                       20,895
                                                                           ----------
                                                                               36,348
                                                                           ----------
             PERSONAL PRODUCTS (0.4%)
    36,948   Beiersdorf AG                                                      2,649
                                                                           ----------
             SOFT DRINKS (0.8%)
   117,030   Dr. Pepper Snapple Group, Inc.                                     5,244
                                                                           ----------
             Total Consumer Staples                                           137,521
                                                                           ----------
             ENERGY (2.8%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (2.1%)
    86,100   National-Oilwell Varco, Inc.                                       6,784
   102,580   Schlumberger Ltd.                                                  7,425
                                                                           ----------
                                                                               14,209
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       839   INPEX Holdings, Inc.                                               4,769
                                                                           ----------
             Total Energy                                                      18,978
                                                                           ----------
             FINANCIALS (12.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.8%)
   431,871   Bank of New York Mellon Corp.                                      9,734
   144,575   Julius Baer Group Ltd.*                                            4,750
   263,210   State Street Corp.                                                10,950
                                                                           ----------
                                                                               25,434
                                                                           ----------
             CONSUMER FINANCE (1.4%)
   124,900   Aeon Credit Service Co. Ltd.                                       2,394
   123,840   American Express Co.                                               7,220
                                                                           ----------
                                                                                9,614
                                                                           ----------
             DIVERSIFIED BANKS (4.1%)
   343,290   Banco Santander Brasil S.A. ADR                                    2,602
    17,770   Credicorp Ltd.                                                     2,142
   133,775   Erste Bank der Oesterreichischen Sparkassen AG*                    2,702
   106,170   ICICI Bank Ltd. ADR                                                3,454
   224,170   Itau Unibanco Banco Multiplo S.A. GDR                              3,544
    18,290   Komercni Banka A.S.                                                3,548
   422,288   Standard Chartered plc                                             9,331
                                                                           ----------
                                                                               27,323
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DIVERSIFIED CAPITAL MARKETS (0.7%)
   434,210   UBS AG*                                                       $    4,857
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
    59,360   Goldman Sachs Group, Inc.                                          6,276
                                                                           ----------
             REINSURANCE (0.7%)
    79,608   Swiss Re Ltd.*                                                     4,991
                                                                           ----------
             SPECIALIZED FINANCE (0.6%)
    71,785   Deutsche Boerse AG                                                 3,696
                                                                           ----------
             Total Financials                                                  82,191
                                                                           ----------
             HEALTH CARE (11.7%)
             -------------------
             HEALTH CARE EQUIPMENT (3.4%)
   204,850   Medtronic, Inc.                                                    8,329
    38,746   Sonova Holding AG*                                                 3,592
   295,380   St. Jude Medical, Inc.                                            11,154
                                                                           ----------
                                                                               23,075
                                                                           ----------
             HEALTH CARE SUPPLIES (0.8%)
   142,990   DENTSPLY International, Inc.                                       5,186
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (2.9%)
   223,360   Thermo Fisher Scientific, Inc.                                    12,810
    88,070   Waters Corp.*                                                      7,062
                                                                           ----------
                                                                               19,872
                                                                           ----------
             PHARMACEUTICALS (4.6%)
   163,371   Bayer AG                                                          12,673
    70,850   Johnson & Johnson                                                  4,777
    73,777   Merck KGaA                                                         8,439
    27,972   Roche Holding AG                                                   5,092
                                                                           ----------
                                                                               30,981
                                                                           ----------
             Total Health Care                                                 79,114
                                                                           ----------
             INDUSTRIALS (13.3%)
             -------------------
             AEROSPACE & DEFENSE (3.6%)
   226,730   Honeywell International, Inc.                                     13,252
   136,250   United Technologies Corp.                                         10,880
                                                                           ----------
                                                                               24,132
                                                                           ----------
             AIR FREIGHT & LOGISTICS (1.6%)
   148,030   United Parcel Service, Inc. "B"                                   10,926
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
   241,030   Legrand S.A.                                                       8,330
    20,960   Rockwell Automation, Inc.                                          1,510
   149,422   Schneider Electric S.A.                                            9,437
                                                                           ----------
                                                                               19,277
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    86,830   Adecco S.A.*                                                       3,938
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (2.1%)
   133,090   3M Co.                                                            12,324
    92,455   Smiths Group plc                                                   1,534
                                                                           ----------
                                                                               13,858
                                                                           ----------
             MARINE (0.2%)
    14,160   Kuehne & Nagel International AG                                    1,612
                                                                           ----------
             RAILROADS (1.9%)
   139,526   Canadian National Railway Co.                                     12,772
                                                                           ----------

================================================================================

3  | USAA World Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    24,826   Brenntag AG                                                   $    2,959
                                                                           ----------
             Total Industrials                                                 89,474
                                                                           ----------
             INFORMATION TECHNOLOGY (13.1%)
             ------------------------------
             APPLICATION SOFTWARE (1.1%)
   144,470   Autodesk, Inc.*                                                    4,486
    33,687   Dassault Systemes S.A. ADR                                         3,271
                                                                           ----------
                                                                                7,757
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (1.0%)
   353,880   Cisco Systems, Inc.                                                6,752
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   101,360   Visa, Inc. "A"                                                    13,000
                                                                           ----------
             ELECTRONIC COMPONENTS (1.8%)
   108,350   Amphenol Corp. "A"                                                 6,595
   246,700   HOYA Corp.                                                         5,565
                                                                           ----------
                                                                               12,160
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.9%)
   206,190   Accenture plc "A"                                                 12,701
                                                                           ----------
             OFFICE ELECTRONICS (0.8%)
   165,400   Canon, Inc.                                                        5,482
                                                                           ----------
             SEMICONDUCTORS (2.1%)
    91,310   Altera Corp.                                                       3,408
   131,590   Microchip Technology, Inc.                                         4,573
     5,790   Samsung Electronics Co. Ltd.                                       6,292
                                                                           ----------
                                                                               14,273
                                                                           ----------
             SYSTEMS SOFTWARE (2.5%)
    46,810   Check Point Software Technologies Ltd.*                            2,157
   454,590   Oracle Corp.                                                      14,388
                                                                           ----------
                                                                               16,545
                                                                           ----------
             Total Information Technology                                      88,670
                                                                           ----------
             MATERIALS (9.6%)
             ----------------
             DIVERSIFIED CHEMICALS (1.5%)
   176,225   AkzoNobel N.V.                                                    10,156
                                                                           ----------
             INDUSTRIAL GASES (4.7%)
    41,069   Air Liquide S.A.                                                   4,832
   127,080   Linde AG                                                          20,020
    67,190   Praxair, Inc.                                                      7,089
                                                                           ----------
                                                                               31,941
                                                                           ----------
             PAPER PRODUCTS (1.2%)
   450,041   Svenska Cellulosa AB "B"                                           8,047
                                                                           ----------
             SPECIALTY CHEMICALS (2.2%)
    96,190   International Flavors & Fragrances, Inc.                           5,821
    21,210   Sherwin-Williams Co.                                               3,035
   107,800   Shin-Etsu Chemical Co. Ltd.                                        5,762
                                                                           ----------
                                                                               14,618
                                                                           ----------
             Total Materials                                                   64,762
                                                                           ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    44,903   Red Electrica de Espana                                            1,944
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             Total Utilities                                               $    1,944
                                                                           ----------
             Total Common Stocks (cost: $541,265)                             669,795
                                                                           ----------
             MONEY MARKET INSTRUMENTS (0.5%)

             MONEY MARKET FUNDS (0.5%)
  3,435,042  State Street Institutional Liquid Reserve Fund, 0.19%(a)
                (cost: $3,435)                                             $    3,435
                                                                           ----------

             TOTAL INVESTMENTS (COST: $544,700)                            $  673,230
                                                                           ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     669,795     $        --     $         --     $  669,795
Money Market Instruments:
  Money Market Funds                                  3,435              --               --          3,435
-----------------------------------------------------------------------------------------------------------
Total                                         $     673,230     $        --     $         --     $  673,230
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

6  | USAA World Growth Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair

================================================================================

7  | USAA World Growth Fund

================================================================================

value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $157,337,000 and $28,807,000, respectively, resulting in net unrealized appreciation of $128,530,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $674,494,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 54.5% of net assets at August 31, 2012.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2012.

*   Non-income-producing security.

================================================================================

9  | USAA World Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.